UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21400
Investment Company Act File Number
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Advantaged Dividend Income Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.9%(1)

Security	Shares	Value
Aerospace & Defense — 3.1%
General Dynamics Corp.	175,000	$11,560,500
Honeywell International, Inc.	300,000	16,245,000
United Technologies Corp.	130,000	9,958,000

		$37,763,500

Beverages — 1.8%
Coca-Cola Co. (The)	330,000	$22,185,900

		$22,185,900

Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)	700,000	$13,622,000

		$13,622,000

Chemicals — 0.5%
BASF SE	80,039	$5,847,116

		$5,847,116

Commercial Banks — 10.7%
Fifth Third Bancorp	2,350,000	$28,411,500
PNC Financial Services Group, Inc.	550,000	29,815,500
U.S. Bancorp	1,289,000	33,410,880
Wells Fargo & Co.	1,470,000	38,014,200

		$129,652,080

Diversified Financial Services — 4.0%
Citigroup, Inc.	755,000	$20,747,400
JPMorgan Chase & Co.	910,000	28,182,700

		$48,930,100

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	728,750	$21,119,175

		$21,119,175

Electric Utilities — 6.7%
American Electric Power Co., Inc.	280,000	$11,110,400
Edison International	677,000	26,612,870
Exelon Corp.	75,000	3,323,250
NextEra Energy, Inc.	190,000	10,533,600
PPL Corp.	540,000	16,210,800
SSE PLC	670,000	13,873,528

		$81,664,448

Electrical Equipment — 1.3%
Emerson Electric Co.	300,000	$15,675,000

		$15,675,000

Food Products — 6.6%
Kraft Foods, Inc., Class A	622,821	$22,514,979
Nestle SA	486,000	27,275,650
Sara Lee Corp.	1,570,000	29,767,200

		$79,557,829

Insurance — 0.6%
Prudential PLC	750,000	$7,381,965

		$7,381,965

Security	Shares	Value
IT Services — 2.9%
International Business Machines Corp.	186,000	$34,968,000

		$34,968,000

Machinery — 3.1%
Deere & Co.	144,000	$11,412,000
Stanley Black & Decker, Inc.	400,000	26,172,000

		$37,584,000

Metals & Mining — 4.6%
BHP Billiton, Ltd. ADR	401,000	$30,143,170
Vale SA ADR	1,091,000	25,365,750

		$55,508,920

Multi-Utilities — 2.2%
Sempra Energy	500,000	$26,595,000

		$26,595,000

Oil, Gas & Consumable Fuels — 12.8%
Chevron Corp.	275,000	$28,275,500
ConocoPhillips	475,000	33,877,000
ENI SpA	1,624,000	34,393,497
Marathon Oil Corp.	621,000	17,363,160
Marathon Petroleum Corp.	310,500	10,367,595
Peabody Energy Corp.	500,000	19,615,000
Repsol YPF SA	390,000	11,774,468

		$155,666,220

Pharmaceuticals — 8.2%
Abbott Laboratories	130,000	$7,091,500
Bristol-Myers Squibb Co.	330,000	10,797,600
Johnson & Johnson	330,000	21,357,600
Merck & Co., Inc.	596,307	21,317,975
Pfizer, Inc.	720,000	14,450,400
Sanofi SA	340,000	23,781,614

		$98,796,689

Road & Rail — 2.1%
Union Pacific Corp.	245,000	$25,335,450

		$25,335,450

Software — 4.5%
Microsoft Corp.	1,070,000	$27,370,600
Oracle Corp.	880,000	27,588,000

		$54,958,600

Specialty Retail — 0.7%
Limited Brands, Inc.	200,000	$8,466,000

		$8,466,000

Textiles, Apparel & Luxury Goods — 2.8%
VF Corp.	247,000	$34,256,430

		$34,256,430

Tobacco — 4.2%
British American Tobacco PLC	550,000	$25,523,878
Philip Morris International, Inc.	330,000	25,159,200

		$50,683,078

Security	Shares	Value
Wireless Telecommunication Services — 2.6%
Vodafone Group PLC ADR	1,150,000	$31,222,500

		$31,222,500

Total Common Stocks (identified cost $840,236,453)		$1,077,440,000

Preferred Stocks — 30.4%

Security	Shares	Value
Commercial Banks — 13.2%
Abbey National Capital Trust I, 8.963%(2)	10,490	$9,940,270
Bank of America Corp., 8.125%(2)	14,003	12,009,969
Barclays Bank PLC, 6.86%(2)(3)	3,500	2,420,713
Barclays Bank PLC, 7.434%(2)(3)	11,220	9,416,710
BNP Paribas, 5.186%(2)(3)	8,500	5,753,620
BNP Paribas, 7.195%(2)(3)	91	6,464,611
CoBank, ACB, 7.00%(3)	400,000	18,275,000
Countrywide Capital V, 7.00%	133,000	2,670,640
Farm Credit Bank of Texas, Series I, 10.00%	10,973	12,618,950
JPMorgan Chase & Co., 7.90%(2)	9,708	10,369,297
KeyCorp, Series A, 7.75%	110,437	11,322,001
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	20,750	0
Lloyds Banking Group PLC, 6.267%(2)(3)(5)	8,237	4,406,795
Lloyds Banking Group PLC, 6.657%(2)(3)(5)	12,213	6,533,955
PNC Financial Services Group, Inc., 6.75%(2)	11,650	11,617,515
Royal Bank of Scotland Group PLC, 7.648%(2)	6,601	4,475,208
Royal Bank of Scotland Group PLC, Series F, 7.65%	134,739	2,283,826
Royal Bank of Scotland Group PLC, Series H, 7.25%	10,975	175,600
Royal Bank of Scotland Group PLC, Series L, 5.75%	142,300	2,079,003
Royal Bank of Scotland Group PLC, Series Q, 6.75%	32,275	398,596
Royal Bank of Scotland Group PLC, Series S, 6.60%	146,775	1,770,107
Standard Chartered PLC, 6.409%(2)(3)	73	5,953,144
Wells Fargo & Co., Series L, 7.50%	15,390	16,221,060
Zions Bancorporation, Series C, 9.50%	93,250	2,353,630

		$159,530,220

Consumer Finance — 1.0%
Ally Financial, Inc., Series A, 8.50%(2)	716,050	$12,461,060

		$12,461,060

Diversified Financial Services — 0.6%
Citigroup Capital XI, 6.00%	316,910	$6,845,256

		$6,845,256

Electric Utilities — 3.6%
DTE Energy Co., 6.50%	188,000	$4,823,384
Entergy Arkansas, Inc., 6.45%	325,000	8,196,110
Entergy Louisiana, LLC, 6.95%	24,400	2,430,089
Southern California Edison Co., 6.00%	70,400	6,954,203
Southern California Edison Co., Series D, 6.50%	114,500	11,879,375
Virginia Electric and Power Co., 6.12%	90	9,385,161

		$43,668,322

Food Products — 0.9%
Dairy Farmers of America, 7.875%(3)	73,750	$6,842,621
Ocean Spray Cranberries, Inc., 6.25%(3)	47,500	4,150,312

		$10,992,933

Insurance — 8.9%
Arch Capital Group, Ltd., Series A, 8.00%	398,515	$10,070,474
Aspen Insurance Holdings, Ltd., 7.401%(2)	89,150	2,211,812

Security	Shares	Value
AXA SA, 6.379%(2)(3)	10,250	$7,168,996
AXA SA, 6.463%(2)(3)	10,627	7,277,387
Endurance Specialty Holdings, Ltd., Series B, 7.50%	371,500	9,250,350
ING Capital Funding Trust III, 3.969%(2)	22,720	16,454,701
Montpelier Re Holdings, Ltd., 8.875%	740,925	19,641,922
PartnerRe, Ltd., Series E, 7.25%	372,100	9,696,926
Prudential PLC, 6.50%	11,400	10,057,967
RAM Holdings, Ltd., Series A, 7.50%(2)	13,000	6,500,812
RenaissanceRe Holdings, Ltd., Series D, 6.60%	97,143	2,389,718
XLIT, Ltd., 3.526%(2)	10,200	7,118,325

		$107,839,390

Real Estate Investment Trusts (REITs) — 1.9%
CapLease, Inc., Series A, 8.125%	400,000	$9,840,000
Cedar Shopping Centers, Inc., Series A, 8.875%	220,131	5,109,241
DDR Corp., Series H, 7.375%	72,264	1,767,577
DDR Corp., Series I, 7.50%	63,000	1,535,940
Sunstone Hotel Investors, Inc., Series A, 8.00%	47,200	1,069,080
Sunstone Hotel Investors, Inc., Series D, 8.00%	179,100	3,984,975

		$23,306,813

Telecommunications — 0.3%
Centaur Funding Corp., 9.08%(3)	3,760	$4,187,700

		$4,187,700

Total Preferred Stocks (identified cost $426,492,302)		$368,831,694

Corporate Bonds & Notes — 12.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 3.6%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(3)(7)	$3,850	$2,887,500
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	2,010	2,010,000
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(7)	1,347	1,341,949
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(7)(8)	2,473	2,485,365
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(7)	10,691	10,066,870
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(3)(7)	11,237	10,401,349
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(3)(7)	5,650	4,209,250
Standard Chartered PLC, 7.014% to 7/30/37, 7/30/49(3)(7)	2,346	2,023,413
SunTrust Preferred Capital I, 5.853% to 12/15/11, 6/29/49(7)	5,100	3,621,000
Swiss Re Capital I LP, 6.854% to 5/25/16, 5/29/49(3)(7)	4,682	4,092,026

		$43,138,722

Diversified Financial Services — 2.5%
Corporate Portfolio Trust, 9.618%, 6/15/2110(2)(3)	$4,662	$4,088,811
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	3,600	3,519,000
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	10,400	8,320,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(7)	13,900	10,216,500
ZFS Finance USA Trust V, 6.50% to 5/9/17, 5/9/37, 5/9/67(3)(7)(8)	4,680	4,188,600

		$30,332,911

Electric Utilities — 1.6%
Energisa SA, 9.50%, 1/29/49(3)	$4,290	$4,461,600
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	15,500	14,973,899

		$19,435,499

	Principal
	Amount
Security	(000’s omitted)	Value
Insurance — 2.1%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$9,825	$12,730,321
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(7)	3,685	3,019,600
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	12,688	9,960,080

		$25,710,001

Pipelines — 1.6%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$5,105	$5,000,858
Southern Union Co., 3.446%, 11/1/66(2)	16,265	14,679,162

		$19,680,020

Retail-Food and Drug — 1.0%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(7)(8)	$12,670	$12,639,820

		$12,639,820

Total Corporate Bonds & Notes (identified cost $151,438,011)		$150,936,973

Short-Term Investments — 4.4%

	Interest
Description	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(9)	$53,596	$53,596,444

Total Short-Term Investments (identified cost $53,596,444)		$53,596,444

Total Investments — 136.1% (identified cost $1,471,763,210)		$1,650,805,111

Other Assets, Less Liabilities — (36.1)%		$(438,245,664)

Net Assets — 100.0%		$1,212,559,447

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Variable rate security. The stated interest rate represents the rate in effect at November 30, 2011.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2011, the aggregate value of these securities is $150,517,083 or 12.4% of the Fund’s net assets.

(4)		Defaulted security.

(5)		Non-income producing security.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Security converts to floating rate after the indicated fixed-rate coupon period.

(8)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2011 was $9,160.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	77.5%	$1,279,832,877
United Kingdom	5.7	93,266,371
Bermuda	3.6	59,762,014
France	2.9	48,294,867
Italy	2.1	34,393,497
Australia	2.0	33,162,770
Brazil	1.9	31,837,350
Switzerland	1.9	31,367,676
Cayman Islands	1.3	21,266,105
Spain	0.7	11,774,468
Germany	0.4	5,847,116
Iceland	0.0	0

Total Investments	100.0%	$1,650,805,111

A summary of open financial instruments at November 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
12/30/11	British Pound Sterling 16,944,278	United States Dollar 26,310,227	Citigroup Global Markets	$(266,840)
12/30/11	British Pound Sterling 16,944,278	United States Dollar 26,315,565	Standard Chartered Bank	(261,503)
12/30/11	British Pound Sterling 16,944,278	United States Dollar 26,308,872	State Street Bank and Trust Company	(268,196)
12/30/11	Euro 59,088,915	United States Dollar 78,813,385	Citigroup Global Markets	(606,593)
12/30/11	Euro 59,088,915	United States Dollar 78,860,952	Standard Chartered Bank	(559,026)
12/30/11	Euro 59,088,915	United States Dollar 78,819,885	State Street Bank and Trust Company	(600,093)

				$(2,562,251)

At November 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At November 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,562,251.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,472,140,798

Gross unrealized appreciation	$290,662,887
Gross unrealized depreciation	(111,998,574)

Net unrealized appreciation	$178,664,313

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$42,722,430	$—	$—	$42,722,430
Consumer Staples	99,627,279	52,799,528	—	152,426,807
Energy	109,498,255	46,167,965	—	155,666,220
Financials	192,204,180	7,381,965	—	199,586,145
Health Care	75,015,075	23,781,614	—	98,796,689
Industrials	116,357,950	—	—	116,357,950
Information Technology	89,926,600	—	—	89,926,600
Materials	55,508,920	5,847,116	—	61,356,036
Telecommunication Services	52,341,675	—	—	52,341,675
Utilities	94,385,920	13,873,528	—	108,259,448

Total Common Stocks	$927,588,284	$149,851,716 *	$—	$1,077,440,000

Preferred Stocks
Consumer Staples	$—	$10,992,933	$—	$10,992,933
Financials	125,821,084	184,161,655	0	309,982,739
Telecommunication Services	—	4,187,700	—	4,187,700
Utilities	4,823,384	38,844,938	—	43,668,322

Total Preferred Stocks	$130,644,468	$238,187,226	$0	$368,831,694

Corporate Bonds & Notes	$—	$150,936,973	$—	$150,936,973
Short-Term Investments	—	53,596,444	—	53,596,444

Total Investments	$1,058,232,752	$592,572,359	$0	$1,650,805,111

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,562,251)	$—	$(2,562,251)

Total	$—	$(2,562,251)	$—	$(2,562,251)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended November 30, 2011 to require a reconciliation of Level 3 investments. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date: January 25, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date: January 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: January 25, 2012